Segment reporting (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure Of Operating Segments [Line Items]
Net interest income	$ 1,584	$ 1,328	$ 722	$ 2,912	$ 1,528
Non-interest income				20,886	17,481
Total revenues				23,798	19,008
Credit loss expense / (release)	152	124	84	275	136
Operating expenses	10,621	10,701	10,012	21,322	17,689
Operating profit / (loss) before tax	862	1,339	(196)	2,201	1,183
Tax expense / (benefit)	(336)	303	28	(32)	393
Net profit / (loss)	1,198	1,035	(224)	2,233	790
Additional information
Total assets	1,671,814	1,547,489		1,671,814		$ 1,568,060
Global Wealth Management
Disclosure Of Operating Segments [Line Items]
Net interest income				3,176	2,521
Non-interest income				9,287	7,589
Total revenues				12,463	10,110
Credit loss expense / (release)	(2)	8	(2)	6	7
Operating expenses				10,190	8,448
Operating profit / (loss) before tax				2,268	1,655
Additional information
Total assets	584,075			584,075		560,194
Personal & Corporate Banking
Disclosure Of Operating Segments [Line Items]
Net interest income				2,201	1,634
Non-interest income				1,890	1,307
Total revenues				4,091	2,942
Credit loss expense / (release)	114	58	110	172	120
Operating expenses				3,030	1,808
Operating profit / (loss) before tax				890	1,014
Additional information
Total assets	483,669			483,669		449,224
Asset Management
Disclosure Of Operating Segments [Line Items]
Net interest income				(35)	(26)
Non-interest income				1,547	1,169
Total revenues				1,512	1,143
Credit loss expense / (release)	0	0	0	0	0
Operating expenses				1,225	972
Operating profit / (loss) before tax				286	172
Additional information
Total assets	25,446			25,446		22,291
Investment Bank
Disclosure Of Operating Segments [Line Items]
Net interest income				(1,559)	(1,714)
Non-interest income				7,428	6,538
Total revenues				5,869	4,824
Credit loss expense / (release)	41	49	(1)	90	31
Operating expenses				4,840	4,284
Operating profit / (loss) before tax				938	509
Additional information
Total assets	519,800			519,800		453,078
Non-core and Legacy
Disclosure Of Operating Segments [Line Items]
Net interest income				(134)	(33)
Non-interest income				113	218
Total revenues				(21)	186
Credit loss expense / (release)	(1)	10	(23)	9	(23)
Operating expenses				1,488	1,691
Operating profit / (loss) before tax				(1,519)	(1,483)
Additional information
Total assets	38,337			38,337		67,696
Group Items
Disclosure Of Operating Segments [Line Items]
Net interest income				(737)	(856)
Non-interest income				621	660
Total revenues				(116)	(196)
Credit loss expense / (release)	0	$ (1)	$ 0	(1)	1
Operating expenses				548	487
Operating profit / (loss) before tax				(663)	$ (684)
Additional information
Total assets	$ 20,487			$ 20,487		$ 15,577